INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAXES
Schedule of loss before income taxes

	For the year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Non-PRC	(56,658)	(51,328)	(87,641)	(13,754)
PRC	(45,181)	(29,325)	(33,626)	(5,277)

Total	(101,839)	(80,653)	(121,267)	(19,031)

Schedule of current and deferred components of income tax (expense) benefit

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current tax benefit	130	—	—	—
Deferred tax benefit	88	88	1,180	185

Total	218	88	1,180	185

Schedule of reconciliation of tax computed by applying the statutory income tax rate to income tax (expense) benefit

	For the years ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Loss before income taxes	(101,839)	(80,653)	(121,267)	(19,031)
Income tax benefit computed at the statutory income tax rate at 25%	25,460	20,163	30,317	4,757
Non-deductible expenses	(5,141)	2,475	(538)	(84)
International rate differences	(11,367)	(9,606)	(18,708)	(2,936)
Preferential tax rate differences	(710)	(552)	(1,099)	(172)
Effect of change in tax rate	789	—	(1,967)	(309)
Change in valuation allowance	(8,813)	(12,392)	(6,825)	(1,071)
Income tax benefit	218	88	1,180	185

Schedule of components of deferred taxes

	As of December 31,
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets:
Net loss carryforward	34,417	40,986	6,432
Accrued expenses	1,359	1,460	229
Provision for doubtful accounts	857	1,012	159
Valuation allowance	(36,633)	(43,458)	(6,820)
Total deferred tax assets.	—	—	—
Deferred tax liabilities:
Long-lived assets arising from acquisitions	(1,045)	(2,158)	(339)
Total deferred tax liabilities.	(1,045)	(2,158)	(339)